Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Schedule of reconciliation of site restoration provisions

Reconciliation of site restoration provisions	2025	2024
Blanket Mine
Balance January 1	5,280	4,766
Unwinding of discount (note 18)	255	197
Change in estimate (Blanket Mine) (note 18)	(61)	317
Balance December 31	5,474	5,280

Motapa, Maligreen and Bilboes Gold
Balance January 1	4,384	6,219
Change in estimate (Motapa) (note 17)	87	(882)
Change in estimate (Maligreen) (note 17)	78	8
Change in estimate (Bilboes Gold) (note 17)	(301)	(961)
Balance December 31	4,248	4,384

Total balance December 31	9,722	9,664

Current	—	—
Non-current	9,722	9,664
	9,722	9,664